SHARE-BASED COMPENSATION - Share-based compensation for all share options and restricted share units (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 10,047	¥ 20,149	¥ 226,170
General and administrative expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	4,935	9,230	113,536
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	4,041	6,899	76,976
Technology expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 1,071	¥ 4,020	¥ 35,658